As filed with the Securities and Exchange Commission on December  29, 2008
                                    Investment Company Act File Number 811-4265

                                UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                     FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANY


                   Connecticut Daily Tax Free Income Fund, Inc.

                (Exact name of registrant as specified in charter)

                                 600 Fifth Avenue
                                New York, NY 10020
          (Address of principal executive offices)           (Zip code)


                                 Christine Manna
                      c/o Reich & Tang Asset Management, LLC


                                 600 Fifth Avenue
                             New York, New York 10020
                         (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: January 31

Date of reporting period: October 31, 2008

Item 1: Schedule of Investments

--------------------------------------------------------------------------------
CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
OCTOBER 31, 2008
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
    Face                                                                         Maturity  Interest    Value              Standard
   Amount                                                                          Date      Rate     (Note 1)  Moody's   & Poor's
---------                                                                          ----     ------    --------  -------   --------
Put Bond (b) (6.67%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Puerto Rico Industrial, Medical & Environmental
              Pollution Control Facilitities Financing Authority
              (Abbott Laboratories Project) - Series 1983A                      03/01/09     2.25%   $ 4,000,000     P-1       A-1+
-----------                                                                                          -----------
  4,000,000   Total Put Bond                                                                           4,000,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (4.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,650,000   City of New Haven, CT - 2002 Series A
              LOC Landesbank Hessen-Thuringen Girozentrale                      11/04/08     1.60%   $ 2,650,000     P-1       A-1+
-----------                                                                                          -----------
  2,650,000  Total Tax Exempt Commercial Paper                                                         2,650,000
-----------                                                                                          -----------
Tax Exempt General Obligation Notes & Bonds (27.97%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   City of Danbury, CT BAN                                           07/30/09     1.45%   $ 4,045,480    MIG-1      SP-1+
  1,355,000   City of Meriden, CT(c)                                            08/01/09     1.70      1,378,016
  4,000,000   State of Connecticut - Series 2008A (c)                           02/01/09     1.50      4,014,864
    425,000   Town of Beacon Falls, CT BAN (c)                                  07/23/09     2.05        426,362
  2,900,000   Town of Beacon Falls, CT BAN (c)                                  07/23/09     1.55      2,909,280
  3,995,000   Town of Berlin, CT BAN (c)                                        12/03/08     1.91      3,995,308
-----------                                                                                          -----------
 16,675,000   Total Tax Exempt General Obligation Notes & Bonds                                       16,769,310
-----------                                                                                          -----------
Tax Exempt Variable Rate Demand Instruments (d) (65.00%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,400,000   Appling County, GA Development Authority PCRB
              (Georgia Power Company Plant Hatch Project) - Series 2001(e)      12/01/18     1.25%   $ 1,400,000   VMIG-1
  1,100,000   Commonwealth of Puerto Rico Public Improvement Refunding
              Bonds - Series 2007 A-8
              LOC Wachovia Bank, N.A.                                           07/01/34     2.15      1,100,000   VMIG-1      A-1+
    900,000   Connecticut Development Authority PCRB (Central
              Vermont Public Service Corporation Project) - Series 1985
              LOC RBS Citizens, N.A.                                            12/01/15     4.00        900,000               A-1+
  1,160,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project) - Series 1998
              LOC Wachovia Bank, N.A.                                           06/01/18     2.47      1,160,000      P-1      A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC RBS Citizens, N.A.                                            12/01/14     1.87        500,000               A-1+
  1,900,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (Rand - Whitney Containerboard Limited)
              Partnership Project) - Series 1993 (e)
              LOC Bank of Montreal                                              08/01/23     1.61      1,900,000   VMIG-1      A-1+
    630,000   Connecticut State HEFA RB (Bradley Health Care Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/29     1.44        630,000   VMIG-1
  2,815,000   Connecticut State HEFA RB (Eastern Connecticut Health Network)
              - Series B
              LOC Comerica Bank                                                 07/01/34     1.85      2,815,000   VMIG-1      A-1+
  3,700,000   Connecticut State HEFA RB (Gaylord Hospital Issue) - Series B
              LOC Bank of America, N. A.                                        07/01/37     1.45      3,700,000               A-1+
  1,400,000   Connecticut State HEFA RB (Greenwich Family YMCA Issue) - Series A
              LOC Bank of New York Mellon                                       07/01/35     1.90      1,400,000   VMIG-1
  2,900,000   Connecticut State HEFA RB (Hospital of Saint Raphael) - Series M
              LOC KBC Bank, N. V.                                               07/01/24     1.95      2,900,000   VMIG-1      A-1
    200,000   Connecticut State HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                             07/01/30     1.60        200,000   VMIG-1
  2,200,000   Connecticut State HEFA RB (The Hotchkiss School) - Series A       07/01/30     1.50       2,200,000  VMIG-1   A-1+
  1,965,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                         07/01/22     1.45      1,965,000               A-1+
  1,400,000   Connecticut State HEFA RB (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                           07/01/35     2.27      1,400,000               A-1+
  1,000,000   Miami-Dade County IDA Solid Waste Disposal Revenue RB
              (Florida Power & Light Company Project) - Series 2003 (e)         02/01/23     1.35      1,000,000   VMIG-1
  1,000,000   Nashville & Davidson County, TN HEFA Board of the Metropolitan
              Government MHRB (Wedgewood Towers Project) - Series 2004A (e)
              LOC Amsouth Bank, N.A.                                            06/01/34     2.43      1,000,000      P-1      A-1
  2,900,000   Northest Tax-Exempt Bond Grantor Trust
              LOC Bank of America, N.A.                                         04/01/19     4.00      2,900,000               A-1+
    500,000   Orange County, FL Educational Facilities RB
              (Rollins College Project) - Series 2001
              LOC Bank of America, N. A.                                        05/01/31     1.20        500,000   VMIG-1
  1,000,000   State of Connecticut HEFA  RB (Danbury Hospital Issue) - Series J
              LOC Wachovia Bank, N.A.                                           07/01/36     2.27      1,000,000               A-1+
  3,000,000   State of Connecticut HEFA RB (Yale University Issue) - Series V-1 07/01/36     0.70      3,000,000   VMIG-1      A-1+
    500,000   State of Connecticut HEFA  RB
              (Yale-New Haven Hospital Issue) - Series K-2
              LOC JPMorgan Chase Bank, N.A.                                     07/01/25     1.70        500,000   VMIG-1      A-1+
  1,900,000   State of Connecticut HEFA RB
              (Saint Francis Hospital and Medical Center issue) - Series F
              LOC JPMorgan Chase Bank, N.A.                                     07/01/47     1.70      1,900,000   VMIG-1
  3,000,000   Utah Housing Corporation
              Single Family Mortgage Bonds - 2003 Series C (e)                  07/01/34     2.65      3,000,000   VMIG-1      A-1+
-----------                                                                                          -----------
 38,970,000    Total Tax Exempt Variable Rate Demand Instruments                                      38,970,000
-----------                                                                                          -----------

              Total Investments (104.06%)(Amortized cost $62,389,310*)                                62,389,310
              Liabilities in excess of cash and other assets (-4.06%)                                 (2,436,872)
                                                                                                     -----------
              Net Assets (100.00%)                                                                   $59,952,438
                                                                                                     ===========
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 44,457,039 shares outstanding                                          $      1.00
                                                                                                     ===========
              Class B Shares, 15,484,307 shares outstanding                                          $      1.00
                                                                                                     ===========

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date for the put bonds indicated is the next put date

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(e)  Security subject to alternative minimum tax.

Note 1 - Valuation of Securities -


Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on February 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:


Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of October 31, 2008:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs      62,389,310
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $  62,389,310
                                                   =============
KEY:
BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
HEFA    =  Health and Education Facilities Authority            MHRB   =   Multi-Family Housing Revenue Bond
IDA     =  Industrial Development Authority                     PCRB   =   Pollution Control Revenue Bond
IDRB    =  Industrial Development Revenue Bond                  RB     =   Revenue Bond


On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through April 30, 2009 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Item 2: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3: Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

                                /s/ Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date:  December 23, 2008

                          /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date:  December  22, 2008

* Print the name and title of each signing officer under his or her signature.